Inventory (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Finished goods	$ 14,720	$ 13,497
Manufacturing parts, materials and other	18,441	16,063
Work in process	1,303	1,282
Inventory, Gross, Total	34,464	30,842
Inventory reserves	1,138	2,453
Inventory, net	$ 33,326	$ 28,389